SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES (Details)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
SGD [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.77511	0.7338	0.77993	0.7575
SGD [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.76294	0.7484	0.74763	0.7445
VND [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.000038	0.000039	0.000041	0.000041
VND [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.000039	0.000040	0.000040	0.000042
INR [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.01126	0.0117	0.01194	0.0120
INR [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.01156	0.0120	0.01199	0.0121
PHP [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.01717	0.0172	0.01783	0.0180
PHP [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.01752	0.0174	0.01754	0.0180
THB [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.03087	0.0291	0.03094	0.0290
THB [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.03020	0.0284	0.02802	0.0287
MYR [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.23750	0.2236	0.24267	0.2175
MYR [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.23114	0.2188	0.21592	0.2193
IDR [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.000060	0.000062	0.000066	0.000065
IDR [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.000061	0.000063	0.000063	0.000066
CNY [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.14045		0.14255
CNY [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.13850		0.13913
HKD [Member] | Period End [Member]
Year average IDR:US$ exchange rate	0.12851		0.12870
HKD [Member] | Period Average [Member]
Year average IDR:US$ exchange rate	0.12818		0.12800